Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Sep. 30, 2024
C000250334
Account Value [Line Items]
Line Graph and Table Measure Name	Efficient Enhanced Multi-Asset Fund - Class I
Account Value	$ 87,430	$ 100,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Account Value	$ 103,498	$ 100,000